As filed with the Securities and Exchange Commission on December 13, 2017

1933 Act File No. 333-182175

1940 Act File No. 811-22714

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT of 1933 ☐
POST-EFFECTIVE AMENDMENT NO. 12 ☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☐
AMENDMENT NO. 14 ☒

EATON VANCE SERIES FUND, INC.
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

(617) 482-8260
(Registrant’s Telephone Number)

MAUREEN A. GEMMA
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):
☒	immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (b)	☐	75 days after filing pursuant to paragraph (a)(2)
☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on December 13, 2017.

EATON VANCE SERIES FUND, INC.

By: /s/ Payson F. Swaffield

Payson F. Swaffield, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on December 13, 2017.

Signature	Title

/s/ Payson F. Swaffield	President (Chief Executive Officer)
Payson F. Swaffield

/s/ James F. Kirchner	Treasurer (Principal Financial and Accounting Officer)
James F. Kirchner

Signature	Title	Signature	Title

Thomas E. Faust Jr.*	Trustee	William H. Park*	Trustee
Thomas E. Faust Jr.		William H. Park

Mark R. Fetting*	Trustee	Helen Frame Peters*	Trustee
Mark R. Fetting		Helen Frame Peters

Cynthia E. Frost*	Trustee	Susan J. Sutherland*	Trustee
Cynthia E. Frost		Susan J. Sutherland

George J. Gorman*	Trustee	Harriett Tee Taggart*	Trustee
George J. Gorman		Harriett Tee Taggart

Valerie A. Mosley*	Trustee	Scott E. Wennerholm*	Trustee
Valerie A. Mosley		Scott E. Wennerholm

*By:	/s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

* Pursuant to a Power of Attorney dated October 17, 2017 filed as Exhibit (q) to the Registrant’s Post-Effective Amendment No. 11 filed November 27, 2017 (Accession No. 0000940394-17-002276) and incorporated herein by reference.

EXHIBIT INDEX

Exhibit No.	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase